Annual Total Returns[BarChart] - Victory RS Small Cap Growth Equity VIP Series - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.28%)	15.50%	50.13%	10.13%	0.62%	1.44%	38.19%	(8.25%)	38.78%	38.06%